INVESTMENTS (Details Narrative)	9 Months Ended
	Sep. 30, 2026 CAD ($) $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2026 EUR (€)
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares	1,428,571	1,428,571
[custom:QuotedExercisePricePerShare-0] | $ / shares	$ 0.02	$ 0.05
SAFE [member]
IfrsStatementLineItems [Line Items]
Investment amount exchange for equity securities	$ 640,049		€ 400,000